LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease assets	[1]	$ 104,774	$ 115,392
Total lease assets		104,774	115,392
Current lease liabilities		26,917	24,339
Long-term lease liabilities		106,377	107,313
Lease liability		$ 133,294	$ 131,652

[1]	Following the closures of the Sdot Yam and Bar Lev plants, the Company assessed the recoverability of the related right-of-use assets associated with non-cancelable lease agreements effective through 2032. The Company recorded impairment charges of $16,575 in 2023 and $6,859 in 2025, respectively. (See also note 2k).